Equity Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment [Abstract]
Beginning balance	$ 1,228,269
Acquisitions		307,996
Equity method investment losses	(138,124)	(66,970)
Fair value adjustment of retained noncontrolling investment		985,586
Exchange difference	(71,136)	1,657
Ending balance	$ 1,019,009	$ 1,228,269